Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 5,786	$ 4,936
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Scenario weight	100.00%
Severe Downside Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Scenario weight	100.00%
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 5,165	4,356
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses off balance sheet	621	580
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	4,683	4,205
Modelled allowance account for credit losses of financial assets based on assumptions	3,125	2,625
Related to performing loans, assuming 100% severe downside scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	4,683	4,205
Modelled allowance account for credit losses of financial assets based on assumptions	7,850	7,500
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	4,683	4,205
Modelled allowance account for credit losses of financial assets based on assumptions	$ 3,450	$ 3,050
Expected credit loss period	12 months